Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Bitcoin	$2,156	$-	$-	$2,156
Total assets, at fair value	$2,156	$-	$-	$2,156
Liabilities:
Business Combination Warrants	$-	$-	$26	$26
PIPE Warrants	-	-	2	2
PIPE Notes	-	-	1,593	1,593
Yorkville Note	-	-	1,911	1,911
SEPA derivative liability	-	-	-	-
Total liabilities, at fair value	$-	$-	$3,532	$3,532

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Business Combination Warrants	$-	$-	$9	$9
PIPE Warrants	-	-	14	14
PIPE Notes	-	-	1,637	1,637
Total liabilities, at fair value	$-	$-	$1,660	$1,660

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	$-	$-	$9	$9
PIPE warrants	-	-	14	14
PIPE notes	-	-	1,637	1,637
Total liabilities, at fair value	$-	$-	$1,660	$1,660

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible promissory notes	$-	$-	$26,243	$26,243
Total liabilities, at fair value	$-	$-	$26,243	$26,243

Schedule of Fair Value Assumptions and Valuation

The following table presents the changes in the Business Combination Warrants and PIPE Warrants measured at fair value during the nine months ended September 30, 2024 (in thousands):

	Business Combination Warrants	PIPE Warrants
Balance, December 31, 2023	$9	$14
Changes in fair value	17	(12)
Balance, September 30, 2024	$26	$2
The following table presents the changes in the PIPE Notes and Yorkville Note measured at fair value during the nine months ended September 30, 2024 (in thousands):

	PIPE Notes	Yorkville Note
Balance, December 31, 2023	$1,637	$-
Additions	-	1,350
Changes in fair value	(44)	561
Balance, September 30, 2024	$1,593	$1,911
 The following table presents the changes in the SEPA derivative liability measured at fair value during the nine months ended September 30, 2024 (in thousands):

Yorkville SEPA
Balance, December 31, 2023	$-
Additions	160
Changes in fair value	(160)
Balance, September 30, 2024	$-

	As of December 31,		As of November 7,
	2023		2023
	PIPE	Private	PIPE	Private
	Warrants	Warrants	Warrants	Warrants
Stock price	$0.81	$0.81	$5.25	$7.76
Exercise price	$10.00	$11.50	$10.00	$11.50
Expected volatility	80.0%	51.5%	45.0%	5.2%
Weighted average risk-free rate	3.8%	3.9%	4.5%	4.6%
Expected dividend yield	-	-	-	-
Expected term (in years)	4.9	4.8	5.0	5.0

Schedule of Fair Value Assumptions and Valuation

	As of September 30, 2024
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$0.61	$0.61
Exercise price	$10.00	$11.50
Expected volatility	72.1%	72.1%
Weighted average risk-free rate	3.6%	3.6%
Expected dividend yield	-	-
Expected term (in years)	4.1	4.2

For the year ended December 31,
	2023	2022
Risk-free interest rate	-	0.73% - 2.96%
Expected dividend yield	-	-
Expected term in years	-	1.36 - 1.85
Expected volatility	-	50.0% - 86.3%

Schedule of Warrants and Promissory Notes Measured at Fair Value

The following table presents the changes in the Private Warrants, PIPE Notes and PIPE Warrants, and the convertible promissory notes measured at fair value for the years ended December 31, 2023 and 2022 (in thousands):

Level 3 Rollforward:	Private Warrants	PIPE Notes & Warrants	Convertible Promissory Notes
Balance, December 31, 2021	$-	$-	$6,487
Additions	-	-	5,140
Changes in fair value	-	-	14,616
Balance, December 31, 2022	-	-	26,243
Additions	21	1,500	4,175
Changes in fair value	(12)	151	17,517
Reclassified to additional paid-in-capital	-	-	(47,935)
Balance, December 31, 2023	$9	$1,651	$-